PROVISIONS AND CONTINGENCIES - CONTINGENCY NARRATIVE (Details) pure in Thousands, R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 USD ($)
Disclosure of contingent liabilities [line items]
Payments in escrow related to legal claims		$ 42,217
Possible [member]
Disclosure of contingent liabilities [line items]
Claim amount	$ 162,701
Atento Brasil [member]
Disclosure of contingent liabilities [line items]
Payments in escrow related to tax claims		$ 4,407
Tax authorities | Atento Brasil [member] | Probable [member]
Disclosure of contingent liabilities [line items]
Number of claims	30
Tax authorities | Atento Brasil [member] | Possible [member]
Disclosure of contingent liabilities [line items]
Claim amount				$ 39,498
Tax authorities | Atento Brasil [member] | Probable And Possible [member]
Disclosure of contingent liabilities [line items]
Number of claims	15
Tax authorities | R Brasil Solucoes S.A. [member] | Possible [member]
Disclosure of contingent liabilities [line items]
Claim amount				450
Tax authorities | CBCC [member] | Probable [member]
Disclosure of contingent liabilities [line items]
Claim amount	$ 1,470
Labour related disputes | Atento Brasil [member]
Disclosure of contingent liabilities [line items]
Number of claims	11,486	14,750
Claim amount				21,469
Labour related disputes | Atento Brasil [member] | Probable [member]
Disclosure of contingent liabilities [line items]
Claim amount			R$ 775	$ 337
Labour related disputes | Atento Mexico S.A. de CV [member] | Possible [member]
Disclosure of contingent liabilities [line items]
Claim amount	$ 10,144
Labour related disputes | R Brasil Solucoes S.A. [member] | Probable [member]
Disclosure of contingent liabilities [line items]
Claim amount	$ 45
Various | Atento Brasil [member] | Possible [member]
Disclosure of contingent liabilities [line items]
Number of claims	8
Claim amount	$ 5,953